CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Common stock	Additional paid-in capital	Statutory reserve	Accumulated profits	Accumulated other comprehensive (loss)/income	Total
Balance at the beginning at Mar. 31, 2020	$ 1,800	$ 1,619,774	$ 745,590	$ 26,921,172	$ (1,406,288)	$ 27,882,048
Balance at the beginning (in shares) at Mar. 31, 2020	9,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss) for the year	$ 0	0	0	4,392,693	0	4,392,693
Proceeds from IPO net off IPO expense	$ 600	11,796,213	0	0	0	11,796,813
Proceeds from IPO net off IPO expense (in shares	3,000,000
Foreign currency translation adjustment	$ 0	0	0	0	1,246,805	1,246,805
Balance at the end at Sep. 30, 2020	$ 2,400	13,415,987	745,590	31,313,865	(159,483)	45,318,359
Balance at the end (in shares) at Sep. 30, 2020	12,000,000
Balance at the beginning at Mar. 31, 2021	$ 2,400	13,415,987	745,590	30,419,177	982,018	45,565,172
Balance at the beginning (in shares) at Mar. 31, 2021	12,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss) for the year				(43,364)		(43,364)
Appropriation to statutory reserve			733	(733)
Issuance of ordinary shares for business combination	$ 580	4,639,420	0	0	0	4,640,000
Issuance of ordinary shares for business combination (in shares)	2,900,000
Foreign currency translation adjustment					529,906	529,906
Balance at the end at Sep. 30, 2021	$ 2,980	$ 18,055,407	$ 746,323	$ 30,375,080	$ 1,511,924	$ 50,691,714
Balance at the end (in shares) at Sep. 30, 2021	14,900,000